Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Carrying amount
3G and 4G concession	$49,512	$45,672
Computer software	959	931
Goodwill	209	200
Others	264	244
	$50,944	$47,047

	3G and 4G Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2017	$59,209	$3,408	$236	$414	$63,267
Additions-acquired separately	10,935	366	—	4	11,305
Disposal	—	(462)	—	—	(462)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$70,144	$3,312	$236	$418	$74,110
Accumulated amortization and impairment
Balance on January 1, 2017	$(13,413)	$(2,413)	$(18)	$(70)	$(15,914)
Amortization expenses	(3,262)	(481)	—	(23)	(3,766)
Disposal	—	462	—	—	462
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)
Cost
Balance on January 1, 2018	$70,144	$3,312	$236	$418	$74,110
Additions-acquired separately	—	485	—	13	498
Disposal	—	(371)	—	(58)	(429)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$70,144	$3,426	$236	$373	$74,179
Accumulated amortization and impairment
Balance on January 1, 2018	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)
Amortization expenses	(3,957)	(406)	—	(23)	(4,386)
Disposal	—	371	—	58	429
Impairment losses	—	—	—	(51)	(51)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$(20,632)	$(2,467)	$(27)	$(109)	$(23,235)
Cost
Balance on January 1, 2019	$70,144	$3,426	$236	$373	$74,179
Additions-acquired separately	—	358	—	5	363
Disposal	(10,179)	(356)	—	—	(10,535)
Effect of foreign exchange difference	—	—	—	—	—
Others	—	2	—	—	2
Balance on December 31, 2019	$59,965	$3,430	$236	$378	$64,009
Accumulated amortization and impairment
Balance on January 1, 2019	$(20,632)	$(2,467)	$(27)	$(109)	$(23,235)
Amortization expenses	(3,840)	(388)	—	(25)	(4,253)
Disposal	10,179	356	—	—	10,535
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2019	$(14,293)	$(2,499)	$(36)	$(134)	$(16,962)